Expenses - Disclosure of Expenses (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	$ 20,395,982	$ 16,591,201	$ 9,989,830
Corporate administrative expenses
Auditor's remuneration	282,580	297,028	258,570
Directors fee and employee expenses	1,465,676	1,578,583	1,703,671
Employee share-based payment expenses	1,724,282	1,581,987	2,263,843
US warrants transaction costs		236,887	493,487
Other administrative expenses	2,863,141	2,671,676	2,522,490
Total corporate administrative expenses	6,335,679	6,366,161	7,242,061
Depreciation
Total depreciation	149,263	15,499	10,624
Amortization
Total amortization	1,930,376	1,863,652	1,798,305
Total depreciation and amortization	2,079,639	1,879,151	1,808,929
Net change in fair value of convertible note liability	1,146,406	996,875	866,848
Net change in fair value of warrants	(2,214,813)	(961,176)	189,983
Research and Development [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	17,859,151	15,756,727	8,972,321
Intellectual Property Management [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	2,536,831	834,474	1,017,509
Intellectual Property [member]
Amortization
Total amortization	1,930,376	1,863,652	1,798,305
Plant and Equipment [member]
Depreciation
Total depreciation	7,434	4,024	1,917
Computers [member]
Depreciation
Total depreciation	10,318	10,206	7,814
Furniture and Fittings [member]
Depreciation
Total depreciation	4,799	$ 1,269	$ 893
Right of use asset [Member]
Depreciation
Total depreciation	$ 126,712